Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details) [Line Items]
Number of Options, Ending balance | shares	925,000
Weighted Average Exercise Price, Ending balance | $ / shares	$ 12.25
Weighted Average Remaining Contractual Life, Ending balance	2 months 4 days
Aggregate Intrinsic Value, Ending balance | $
Number of Options, Vested and expected to vest | shares	925,000
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	$ 12.25
Weighted Average Remaining Contractual Life, Vested and expected to vest	2 months 4 days
Aggregate Intrinsic Value, Vested and expected to vest | $
Number of Options, Exercisable | shares	914,250
Weighted Average Exercise Price, Exercisable | $ / shares	$ 12.22
Weighted Average Remaining Contractual Life, Exercisable	2 months 4 days
Aggregate Intrinsic Value, Exercisable | $
Number of Options, Share options outstanding, vested and exercisable | shares	80,000
Weighted Average Exercise Price, Share options outstanding, vested and exercisable | $ / shares	$ 12.25
Weighted Average Remaining Contractual Life, Share options outstanding, vested and exercisable	4 months 13 days
Aggregate Intrinsic Value, Share options outstanding, vested and exercisable | $